Operating Lease (Details 2)	Jun. 30, 2020 USD ($)
Operating Lease [Abstract]
2021	$ 335,861
2022	181,080
2023	78,021
2024	56,279
2025 and thereafter	13,785
Total lease payments	665,026
Less: imputed interest	(39,669)
Present value of lease liabilities	$ 625,357